Pension Plans	12 Months Ended
Mar. 31, 2024
Retirement Benefits [Abstract]
Pension Plans
17. Pension Plans
The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2023 and 2024 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2023	2024	2023	2024
Change in benefit obligation:
Benefit obligation at beginning of year	¥111,010	¥109,759	¥121,148	¥108,416
Service cost	5,704	5,542	3,432	2,999
Interest cost	731	1,216	2,309	3,395
Actuarial loss (income)	(6,538)	(3,586)	(25,124)	3,448
Plan participant’s contributions	0	0	334	233
Benefits paid	(4,770)	(5,014)	(1,131)	(2,499)
Business combinations	4,733	0	196	0
Divestitures	0	(2,808)	0	0
Plan amendments	(1,111)	0	(285)	360
Foreign currency exchange rate change	0	0	7,537	13,582

Benefit obligation at end of year	109,759	105,109	108,416	129,934

Change in plan assets:
Fair value of plan assets at beginning of year	137,317	136,803	127,251	122,204
Actual return on plan assets	(3,108)	12,103	(15,709)	15,799
Employer contribution	4,162	4,195	2,927	2,262
Plan participant’s contributions	0	0	334	233
Benefits paid	(3,913)	(4,392)	(962)	(2,314)
Business combinations	2,456	0	175	0
Divestitures	0	(5,608)	0	0
Plan amendments	(111)	0	0	0
Foreign currency exchange rate change	0	0	8,188	15,619

Fair value of plan assets at end of year	136,803	143,101	122,204	153,803

The funded status of the plans	¥27,044	¥37,992	¥13,788	¥23,869

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥42,337	¥53,641	¥15,465	¥25,723
Accrued benefit liability included in other liabilities	(15,293)	(15,649)	(1,677)	(1,854)

Net amount recognized	¥27,044	¥37,992	¥13,788	¥23,869

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2023 and 2024 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2023	2024	2023	2024
Net prior service credit	¥1,100	¥1,016	¥433	¥(28)
Net actuarial gain (loss)	(12,183)	866	3,394	9,735
Net transition obligation	0	0	5	7

Total recognized in accumulated other comprehensive income loss, pre-tax	¥(11,083)	¥1,882	¥3,832	¥9,714

The accumulated benefit obligations for all Japanese defined benefit pension plans were ¥98,880 million and ¥95,069 million, respectively, at March 31, 2023 and 2024. The accumulated benefit obligations for all overseas defined benefit pension plans were ¥102,624 million and ¥123,600 million, respectively, at March 31, 2023 and 2024.
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2023 and 2024 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2023	2024	2023	2024
Accumulated benefit obligations	¥17,335	¥17,886	¥7,256	¥7,952
Fair value of plan assets	2,563	2,854	5,630	6,151

The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2023 and 2024 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2023	2024	2023	2024
Projected benefit obligations	¥17,856	¥18,503	¥7,307	¥8,004
Fair value of plan assets	2,563	2,854	5,630	6,151

Net pension cost of the plans for fiscal 2022, 2023 and 2024 consists of the following:

	Millions of yen
	2022	2023	2024
Japanese plans:
Service cost	¥6,058	¥5,704	¥5,542
Interest cost	791	731	1,216
Expected return on plan assets	(2,663)	(2,739)	(2,702)
Amortization of prior service credit	(66)	(47)	(84)
Amortization of net actuarial loss	412	79	59
Plan amendments	0	(44)	0

Net periodic pension cost	¥4,532	¥3,684	¥4,031

Overseas plans:
Service cost	¥3,947	¥3,432	¥2,999
Interest cost	1,329	2,309	3,395
Expected return on plan assets	(4,192)	(4,982)	(6,362)
Amortization of prior service credit	(320)	(329)	(354)
Amortization of net actuarial loss	500	9	11
Amortization of transition obligation	1	1	1

Net periodic pension cost	¥1,265	¥440	¥(310)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2022, 2023 and 2024 are summarized as follows:

	Millions of yen
	2022	2023	2024
Japanese plans:
Current year actuarial gain (loss)	¥3,795	¥650	¥12,990
Amortization of net actuarial loss	412	79	59
Prior service credit due to amendments	367	881	0
Amortization of prior service credit	(66)	(47)	(84)

Total recognized in other comprehensive income, pre-tax	¥4,508	¥1,563	¥12,965

Overseas plans:
Current year actuarial gain (loss)	¥13,672	¥4,810	¥5,728
Amortization of net actuarial loss	500	9	11
Prior service credit due to amendments	(255)	(36)	(145)
Amortization of prior service credit	(320)	(329)	(354)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	(215)	60	641

Total recognized in other comprehensive income (loss), pre-tax	¥13,383	¥4,515	¥5,882

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2022	2023	2024
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.6%	1.1%	1.4%
Rate of increase in compensation levels	4.0%	4.3%	4.3%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.7%	0.6%	1.1%
Rate of increase in compensation levels	4.0%	4.0%	4.3%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2022	2023	2024
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.7%	3.3%	3.3%
Rate of increase in compensation levels	2.2%	2.3%	2.3%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.0%	1.7%	3.3%
Rate of increase in compensation levels	2.2%	2.2%	2.3%
Expected long-term rate of return on plan assets	3.5%	4.9%	4.6%
Interest crediting rate for cash balance plans	—	—	—
The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.
The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The fair value of Japanese pension plan assets at March 31, 2023 and 2024, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2023
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥13,607	¥0	¥0	¥0
Other than Japan
Pooled funds*2	19,692	0	0	0
Debt securities:
Japan
Pooled funds*3	24,972	0	0	0
Other than Japan
Pooled funds*4	38,176	0	0	0
Other assets:
Life insurance company general accounts*5	32,372	0	32,372	0
Others*6	7,984	0	7,984	0

	¥136,803	¥0	¥40,356	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2023.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥35 million at March 31, 2023.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2023, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2024
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥17,445	¥0	¥0	¥0
Other than Japan
Pooled funds*2	25,645	0	0	0
Debt securities:
Japan
Pooled funds*3	26,799	0	0	0
Other than Japan
Pooled funds*4	37,243	0	0	0
Other assets:
Life insurance company general accounts*5	31,655	0	31,655	0
Others*6	4,314	0	4,314	0

	¥143,101	¥0	¥35,969	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥32 million at March 31, 2024.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥24 million at March 31, 2024.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2024, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

The fair value of overseas pension plan assets at March 31, 2023 and 2024, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2023
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥49,040	¥49,040	¥0	¥0
Pooled funds*1	960	0	0	0
Debt securities:
Other than Japan
Government bonds	58,310	58,310	0	0
Municipal bonds	4,111	0	4,111	0
Other assets:
Life insurance company general accounts*2	486	0	486	0
Others*3	9,297	0	9,297	0

	¥122,204	¥107,350	¥13,894	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2023, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities, approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2024
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥61,210	¥61,210	¥0	¥0
Pooled funds*1	1,100	0	0	0
Debt securities:
Other than Japan
Government bonds	79,773	79,773	0	0
Municipal bonds	4,506	0	4,506	0
Other assets:
Life insurance company general accounts*2	471	0	471	0
Others*3	6,743	0	6,743	0

	¥153,803	¥140,983	¥11,720	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2024, our policy for the portfolio of plans consists of three major components: approximately 40% is invested in equity securities, approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.
The Company and certain subsidiaries expect to contribute ¥4,036 million to its Japanese pension plans and ¥2,432 million to its overseas pension plans during the year ending March 31, 2025.

At March 31, 2024, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2025	¥5,627	¥3,001
2026	5,523	3,130
2027	5,316	3,123
2028	5,456	3,289
2029	5,774	3,352
2030-2034	32,502	19,684

Total	¥60,198	¥35,579

The cost recognized for Japanese defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2022, 2023 and 2024 were ¥1,997 million, ¥2,100 million and ¥2,146 million, respectively. The cost recognized for overseas defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2022, 2023 and 2024 were ¥2,892 million, ¥3,498 million and ¥4,219 million, respectively.